Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Current
Other Assets		₨ 14,509	$ 198	₨ 13,802
Non-current
Other non-current assets		834	$ 11	844
Current
Current
Balances and receivables from statutory authorities	[1]	7,227		4,445
Export benefits receivable	[2]	2,070		2,652
Prepaid expenses		1,141		950
Others	[3]	4,071		5,755
Other Assets		14,509		13,802
Non-current
Non-current
Security deposits		666		613
Others		168		231
Other non-current assets		₨ 834		₨ 844

[1]	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.
[2]	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
[3]	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.